INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of provision for income taxes

	2023	2022	2021
Current	$—	$—	$—
Deferred tax adjustment	10,835	3,020	9,963
Total income tax expense	$10,835	$3,020	$9,963

Schedule of deferred tax assets

	December 31,	December 31,
Deferred Tax Assets (Liabilities):	2023	2022
Accounts receivable, net	$11,800	$17,602
Net operating loss – China	475,900	302,238
Net operating loss - UK	110,215	41,141
Deferred tax assets	597,915	360,981
Valuation allowance	(597,915)	(349,860)
Net deferred tax assets (liabilities)	$—	$11,121

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China Group	2023	2022	2021
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	(1.65)%	0.00%	(0.66)%
Effective rate	(1.65)%	0.00%	(0.66)%

United Kingdom Group
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(10.86)%
Effect of valuation and deferred tax adjustments	0.00%	(1.65)%	0.00%
Effective rate	0.00%	(1.65)%	8.14%